Notes Payable - Summary of Note Payable (Details)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Total Note Payable			$ 6,891,762
Less current maturities	$ 397,168	$ 550,000	1,810,468	$ 1,573,000
Total long-term Note Payable	$ 28,809,229		5,081,294	$ 0
Debentures
Debt Instrument [Line Items]
Total Note Payable			4,425,162
GEM
Debt Instrument [Line Items]
Total Note Payable			1,476,600
Airframe
Debt Instrument [Line Items]
Total Note Payable			$ 990,000